Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventories [abstract]
Schedule of inventories
Thousands of $ For the years ended December 31	2022	2021
Raw materials and consumables	2,327	1,911
Total Inventories	2,327	1,911